UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington TEI, LDC, which in turn invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). As of June 30, 2008, the registrant owned 53.82% of the Portfolio Company. The Portfolio Company's schedule of investments as of June 30, 2008 is as follows:


MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

Quarterly Report
June 30, 2008 (Unaudited)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

                                                                                              %* OF
INVESTMENT FUNDS                                         COST             FAIR VALUE        NET ASSETS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC        $ 3,425,000        $ 3,768,089           2.44%
Blenheim Fund, LP                                       1,777,236          4,558,515           2.95%
Bridgewater Pure Alpha Fund II, LLC                     4,076,610          5,053,252           3.28%
Clarium Capital LLC                                     2,555,569          5,277,674           3.42%
D.E. Shaw Oculus Fund, LLC                              2,841,768          5,526,730           3.58%
Fortress Commodities Fund LP                            3,075,000          3,256,987           2.11%
NWI Explorer Global Macro Fund, LP                      4,460,872          4,262,360           2.76%
Peloton Multi-Strategy Fund, LP                           911,309            502,538           0.33%
QFS Currency Fund LP                                    3,050,000          3,441,113           2.23%
Touradji Global Resources Fund, LP (Series A)           2,109,500          3,236,333           2.10%
WCG Partners LP (Class A)                               4,525,000          4,302,467           2.79%
                                                      -----------        -----------          -----
TOTAL COMMODITY & TRADING                              32,807,864         43,186,058          27.99%
                                                      -----------        -----------          -----

DISTRESSED & CREDIT
Cerberus Partners, L.P.                                 1,144,204          2,738,070           1.77%
Fir Tree Capital Opportunities Fund LP                  1,475,000          1,445,648           0.94%
Greywolf Capital Partners II, LP                        3,389,533          4,422,174           2.87%
King Street Capital, L.P.                               2,166,109          4,783,743           3.10%
Liberty Harbor I, LLC                                   2,700,000          2,776,023           1.80%
TPG Credit Opportunities Fund LP                        1,600,000          1,552,800           1.01%
                                                      -----------        -----------          -----
TOTAL DISTRESSED & CREDIT                              12,474,846         17,718,458          11.49%
                                                      -----------        -----------          -----

EQUITY HEDGE
Coatue Qualified Partners, L.P.                         2,023,669          3,875,465           2.51%
Force Capital LLC                                       2,454,224          2,850,076           1.85%
Galante Partners LP                                     1,600,000          1,943,939           1.26%
Highside Capital LP (Class A)                           3,200,000          3,736,663           2.42%
Horizon Portfolio LP                                    3,200,000          3,503,827           2.27%
Ivory Flagship Fund, LP                                 3,279,071          4,758,774           3.08%
Samlyn Onshore Fund LP                                  1,750,000          2,357,769           1.53%
Zebedee European Fund Ltd.                              2,567,995          3,019,463           1.96%
                                                      -----------        -----------          -----
TOTAL EQUITY HEDGE                                     20,074,959         26,045,976          16.88%
                                                      -----------        -----------          -----

EVENT DRIVEN
Altima Global Special Situations Fund LP                3,025,000          2,642,667           1.71%
Castlerigg Partners LP                                  3,200,000          3,138,638           2.03%
Centaurus Alpha Fund LP                                 3,347,137          3,170,136           2.06%
Cevian Capital II LP (Class C)                          4,500,678          4,686,441           3.04%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
JUNE 30, 2008

                                                                                              %* OF
INVESTMENT FUNDS (CONTINUED)                             COST             FAIR VALUE        NET ASSETS
EVENT DRIVEN (CONTINUED)
Owl Creek II LP                                      $  3,600,000        $  4,169,666          2.70%
OZ Asia Domestic Partners L.P.                          2,700,000           2,692,170          1.75%
OZ Europe Domestic Partners II, L.P.                    2,700,000           3,114,146          2.02%
Pendragon (Lancelot II) Fund, LLC                       2,700,000           2,210,145          1.43%
Pershing Square I, LP                                   1,700,000           1,884,507          1.22%
Pershing Square IV, LP                                    850,000             350,906          0.23%
Steel Partners II, LP                                   4,064,731           4,758,843          3.08%
Tontine Capital Partners LP (Class C)                   1,800,000           1,966,598          1.27%
Trian Partners, LP                                      3,200,000           3,634,286          2.36%
Trian Partners, SPV I, LP                                 800,000             984,711          0.64%
Trian Partners, SPV II, LP                                900,000             807,343          0.52%
ValueAct Capital Partners, L.P.                         1,171,816           1,478,908          0.96%
ValueAct Capital Partners III, L.P.                     1,600,000           1,517,261          0.98%
                                                     ------------        ------------        ------
TOTAL EVENT DRIVEN                                     41,859,362          43,207,372         28.00%
                                                     ------------        ------------        ------

RELATIVE VALUE
Amaranth Partners, L.L.C.                                 950,530             249,463          0.16%
CFIP Domestic Fund                                      4,453,809           4,936,716          3.20%
Peloton ABS Fund LP                                     1,525,000                  --          0.00%
Suttonbrook Capital Partners, L.P.                      3,600,000           3,196,299          2.07%
Waterstone Market Neutral Fund LP                       3,175,000           3,463,094          2.25%
                                                     ------------        ------------        ------
TOTAL RELATIVE VALUE                                   13,704,339          11,845,572          7.68%
                                                     ------------        ------------        ------

VARIABLE EQUITY
Concentric European Fund LLC                            3,400,000           1,934,799          1.25%
Gandhara Fund, LP                                         982,051           1,441,456          0.93%
Impala Fund LP                                          3,350,000           3,679,669          2.39%
Marshall Wace European TOPS Fund Limited                2,900,000           4,122,960          2.67%
Rosehill Japan Fund L.P.                                3,725,000           3,174,806          2.06%
Tontine Partners LP (Class C)                           1,624,258           1,668,616          1.08%
Tosca                                                   1,938,833           2,508,363          1.62%
Whitney Japan Strategic, LP                             1,700,000           1,365,762          0.89%
Whitney New Japan Strategic, LP                         1,700,000           1,644,220          1.07%
                                                     ------------        ------------        ------
TOTAL VARIABLE EQUITY                                  21,320,142          21,540,651         13.96%
                                                     ------------        ------------        ------

Total Investment Funds                               $142,241,512        $163,544,087        106.00%
                                                     ============        ============        ======

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
JUNE 30, 2008

FUTURES - A summary of the open futures contracts held by the Portfolio Company at June 30, 2008, is as follows:

                                             NUMBER OF           EXPIRATION               UNREALIZED
TYPE OF CONTRACT                             CONTRACTS              DATE                 APPRECIATION
-------------------------                    ---------          -------------            -------------
Russell 2000 Index E-MINI                      (178)            September 2008           $    532,220
                                                                                         ============

* Percentages are based on net assets of $154,291,675.

Amounts designated as "--" are $0.

At June 30, 2008, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $142,241,512. At June 30, 2008, accumulated net unrealized appreciation on investment funds was $21,302,575, consisting of $29,036,995 of gross unrealized appreciation and $(7,734,420) of gross unrealized depreciation.

ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolio Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
JUNE 30, 2008

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Portfolio Company investments are measured at June 30, 2008:

                                         LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                        ----------        ------------        ------------        ------------
Investments in other hedge funds        $       --        $         --        $163,544,087        $163,544,087
Other financial instruments*                    --             532,220                  --             532,220
                                        ----------        ------------        ------------        ------------
TOTAL                                   $       --        $    532,220        $163,544,087        $164,076,307
                                        ==========        ============        ============        ============

* Other financial instruments are derivative instruments not reflective in the Schedule of Investments, such as short sales, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 3/31/08               $ 173,373,072
Realized gain/(loss)                              1,917,890
Change in unrealized
appreciation/(depreciation)                       1,583,808
Net purchase/sales                              (13,330,683)
Net transfers in and/or out of Level 3                   --
                                              -------------
ENDING BALANCE AS OF 6/30/08                  $ 163,544,087
                                              =============

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 ("1940 Act") or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington TEI, LLC


                                By:      /s/ John B. Rowsell
                                         ----------------------------
                                         John B. Rowsell
                                         Principal Executive Officer

                                Date:    August 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                By:      /s/ John B. Rowsell
                                         ---------------------------
                                         John B. Rowsell
                                         Principal Executive Officer

                                Date:    August 28, 2008


                                By:      /s/ Rhowena Blank
                                         ---------------------------
                                         Rhowena Blank
                                         Principal Financial Officer

                                Date:    August 28, 2008